UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2012 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, and Dodge & Cox Income Fund.

STOCK FUND Portfolio of Investments (unaudited)	September 30, 2012

COMMON STOCKS: 99.0%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.4%
CONSUMER DURABLES & APPAREL: 0.9%
NVR, Inc.(a)	89,600	$75,667,200
Panasonic Corp. ADR(b) (Japan)	18,018,774	118,383,345
Sony Corp. ADR(b) (Japan)	15,219,950	178,073,415

		372,123,960
MEDIA: 13.3%
Comcast Corp., Class A	47,915,197	1,713,926,597
DISH Network Corp., Class A(a)	7,431,553	227,479,837
Liberty Global, Inc., Series A(a)	750,010	45,563,107
Liberty Global, Inc., Series C(a)	978,853	55,226,886
McGraw-Hill Companies, Inc.	4,260,400	232,575,236
News Corp., Class A	39,813,426	976,623,340
Time Warner Cable, Inc.	8,484,010	806,489,991
Time Warner, Inc.	29,201,732	1,323,714,512

		5,381,599,506
RETAILING: 2.2%
CarMax, Inc.(a)	5,237,150	148,211,345
Home Depot, Inc.	2,418,970	146,033,219
J. C. Penney Co., Inc.(a),(c)	11,100,000	269,619,000
Liberty Interactive, Series A(a)	16,570,075	306,546,387
Liberty Ventures, Series A(a)	121,491	6,030,815

		876,440,766

		6,630,164,232
CONSUMER STAPLES: 2.1%
FOOD & STAPLES RETAILING: 1.5%
Wal-Mart Stores, Inc.	8,130,050	599,997,690
FOOD, BEVERAGE & TOBACCO: 0.6%
Unilever PLC ADR(b) (United Kingdom)	6,569,700	239,925,444

		839,923,134
ENERGY: 7.0%
Baker Hughes, Inc.	14,436,750	652,974,202
Chevron Corp.	3,496,580	407,561,365
Occidental Petroleum Corp.	9,018,100	776,097,686
Schlumberger, Ltd.(b) (Curacao/United States)	13,808,645	998,779,293

		2,835,412,546
FINANCIALS: 20.2%
BANKS: 6.3%
BB&T Corp.	11,628,344	385,595,887
HSBC Holdings PLC ADR(b) (United Kingdom)	5,391,129	250,471,853
SunTrust Banks, Inc.	11,108,733	314,043,882
Wells Fargo & Co.	46,383,141	1,601,609,859

		2,551,721,481
DIVERSIFIED FINANCIALS: 12.8%
Bank of America Corp.	77,271,000	682,302,930
Bank of New York Mellon Corp.	35,171,124	795,570,825
Capital One Financial Corp.(c)	29,752,911	1,696,213,456
Charles Schwab Corp.	49,011,900	626,862,201
Credit Suisse Group AG ADR(b) (Switzerland)	12,788,200	270,470,430
Goldman Sachs Group, Inc.	7,149,700	812,777,896
JPMorgan Chase & Co.	5,200,000	210,496,000
Legg Mason, Inc.	1,918,252	47,342,459

		5,142,036,197
INSURANCE: 1.1%
AEGON NV(b) (Netherlands)	65,054,117	338,931,950
Genworth Financial, Inc., Class A(a)	22,207,857	116,147,092

		455,079,042

		8,148,836,720
HEALTH CARE: 19.2%
HEALTH CARE EQUIPMENT & SERVICES: 1.5%
Boston Scientific Corp.(a)	57,704,900	331,226,126
Medtronic, Inc.	6,056,200	261,143,344

		592,369,470

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 17.7%
Amgen, Inc.	6,106,700	$514,916,944
GlaxoSmithKline PLC ADR(b) (United Kingdom)	23,392,100	1,081,650,704
Merck & Co., Inc.	30,908,500	1,393,973,350
Novartis AG ADR(b) (Switzerland)	17,863,300	1,094,305,758
Pfizer, Inc.	43,162,464	1,072,587,230
Roche Holding AG ADR(b) (Switzerland)	16,572,800	778,755,872
Sanofi ADR(b) (France)	28,428,929	1,224,149,683

		7,160,339,541

		7,752,709,011
INDUSTRIALS: 7.1%
CAPITAL GOODS: 4.9%
General Electric Co.	59,822,175	1,358,561,594
Koninklijke Philips Electronics NV(b) (Netherlands)	13,395,021	314,113,242
Tyco International, Ltd.(b) (Switzerland)	5,167,675	290,733,396

		1,963,408,232
COMMERCIAL & PROFESSIONAL SERVICES: 0.0%
Pitney Bowes, Inc.	1,306,230	18,052,099
TRANSPORTATION: 2.2%
FedEx Corp.	10,497,399	888,289,903

		2,869,750,234
INFORMATION TECHNOLOGY: 20.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.7%
Maxim Integrated Products, Inc.(c)	11,097,800	295,423,436
SOFTWARE & SERVICES: 11.5%
Adobe Systems, Inc.(a)	12,322,900	400,001,334
Amdocs, Ltd.(b) (Guernsey/United States)	5,800,000	191,342,000
AOL, Inc.(a),(c)	5,420,354	190,959,071
BMC Software, Inc.(a),(c)	7,515,140	311,803,159
Cadence Design Systems, Inc.(a),(c)	12,153,900	156,359,924
Computer Sciences Corp.(c)	9,119,362	293,734,650
Compuware Corp.(a),(c)	14,771,012	146,380,729
eBay, Inc.(a)	12,014,800	581,636,468
Google, Inc., Class A(a)	400,000	301,800,000
Microsoft Corp.	34,364,800	1,023,383,744
Symantec Corp.(a)	33,964,600	611,362,800
Synopsys, Inc.(a),(c)	13,187,669	435,456,830

		4,644,220,709
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.1%
Corning, Inc.	18,600,000	244,590,000
Dell, Inc.	14,300,000	140,998,000
Hewlett-Packard Co.	64,466,895	1,099,805,229
Molex, Inc.	2,400,400	63,082,512
Molex, Inc., Class A	9,060,630	196,796,883
NetApp, Inc.(a)	12,050,000	396,204,000
Nokia Corp. ADR(b) (Finland)	53,286,400	136,946,048
TE Connectivity, Ltd.(b) (Switzerland)	14,064,675	478,339,597
Xerox Corp.(c)	66,746,682	489,920,646

		3,246,682,915

		8,186,327,060
MATERIALS: 3.4%
Celanese Corp., Series A(c)	8,839,915	335,121,178
Cemex SAB de CV ADR(a),(b) (Mexico)	22,960,171	191,258,224
Domtar Corp.	682,349	53,421,103
Dow Chemical Co.	17,061,145	494,090,759
Vulcan Materials Co.(c)	6,338,925	299,831,153

		1,373,722,417
TELECOMMUNICATION SERVICES: 3.3%
Sprint Nextel Corp.(a),(c)	171,357,839	945,895,271
Vodafone Group PLC ADR(b) (United Kingdom)	13,566,600	386,580,267

		1,332,475,538

TOTAL COMMON STOCKS (Cost $35,986,424,037)		$39,969,320,892

1 / Dodge & Cox Stock Fund

Portfolio of Investments (unaudited)	September 30, 2012

SHORT-TERM INVESTMENTS: 0.7%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$40,726,689	$40,726,689
REPURCHASE AGREEMENT: 0.6%
Fixed Income Clearing Corporation(d) 0.12%, 10/1/12, maturity value $236,741,367	236,739,000	236,739,000

TOTAL SHORT-TERM INVESTMENTS (Cost $277,465,689)		$277,465,689

TOTAL INVESTMENTS (Cost $36,263,889,726)	99.7%	$40,246,786,581

OTHER ASSETS LESS LIABILITIES	0.3%	117,002,460

NET ASSETS	100.0%	$40,363,789,041

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by Fannie Mae 4.625%, 10/15/2014 and U.S. Treasury Note 2.375%, 10/31/14. Total collateral value is 241,475,613.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost, which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2012:

Security Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(b)	$39,969,320,892	$—	$—
Short-term Investments
Money Market Fund	40,726,689	—	—
Repurchase Agreement	—	236,739,000	—

Total	$40,010,047,581	$236,739,000	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2012, the cost of investments for federal income tax purposes was $36,337,451,443. Net unrealized appreciation aggregated $3,909,335,138, of which $8,039,145,525 represented appreciated securities and $4,129,810,387 represented depreciated securities.

3 / Dodge & Cox Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2012. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
AOL, Inc.	8,439,054	—	(3,018,700)	5,420,354	—	(b)	190,959,071
BMC Software, Inc.	8,250,140	—	(735,000)	7,515,140	—	(b)	—	(c)
Cadence Design Systems, Inc.	19,448,500	—	(7,294,600)	12,153,900	—	(b)	—	(c)
Capital One Financial Corp.	30,180,911	—	(428,000)	29,752,911	4,507,937		1,696,213,456
Celanese Corp., Series A	4,602,003	4,257,412	(19,500)	8,839,915	1,283,256		335,121,178
Computer Sciences Corp.	8,996,552	122,810	—	9,119,362	5,471,617		293,734,650
Compuware Corp.	15,838,112	—	(1,067,100)	14,771,012	—	(b)	146,380,729
J.C. Penney Co. Inc.	—	11,100,000	—	11,100,000	—	(b)	269,619,000
Maxim Integrated Products, Inc.	17,296,400	—	(6,198,600)	11,097,800	8,968,500		—	(c)
Sprint Nextel Corp.	135,934,139	36,000,000	(576,300)	171,357,839	—	(b)	945,895,271
Synopsys, Inc.	13,695,769	—	(508,100)	13,187,669	—	(b)	435,456,830
Vulcan Materials Co.	7,942,625	—	(1,603,700)	6,338,925	206,268		—	(c)
Xerox Corp.	62,009,582	5,000,000	(262,900)	66,746,682	8,352,778		489,920,646

					$28,790,355		$4,803,300,832

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Stock Fund / 4

GLOBAL STOCK FUND Portfolio of Investments (unaudited)	September 30, 2012

COMMON STOCKS: 96.9%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.9%
AUTOMOBILES & COMPONENTS: 2.0%
Bayerische Motoren Werke AG (Germany)	202,400	$14,801,953
Mahindra & Mahindra, Ltd. (India)	655,100	10,729,133
Yamaha Motor Co., Ltd. (Japan)	2,578,200	22,531,169

		48,062,255
CONSUMER DURABLES & APPAREL: 1.3%
LG Electronics, Inc. (South Korea)	127,700	7,927,930
Li Ning Co., Ltd. (a) (Cayman Islands/China)	13,637,800	7,263,832
Panasonic Corp. (Japan)	1,814,400	11,996,802
Sony Corp. (Japan)	429,600	5,058,975

		32,247,539
MEDIA: 7.1%
Comcast Corp., Class A (United States)	1,090,600	39,010,762
DISH Network Corp., Class A(a) (United States)	256,300	7,845,343
Grupo Televisa SAB ADR (Mexico)	934,100	21,960,691
Naspers, Ltd. (South Africa)	846,600	52,381,786
Television Broadcasts, Ltd. (Hong Kong)	2,523,100	18,661,188
Time Warner Cable, Inc. (United States)	153,171	14,560,435
Time Warner, Inc. (United States)	412,466	18,697,084

		173,117,289
RETAILING: 1.5%
J. C. Penney Co., Inc. (a) (United States)	1,157,000	28,103,530
Liberty Interactive, Series A(a) (United States)	482,357	8,923,604
Liberty Ventures, Series A(a) (United States)	6,435	319,440

		37,346,574

		290,773,657
CONSUMER STAPLES: 3.3%
FOOD & STAPLES RETAILING: 0.8%
Wal-Mart Stores, Inc. (United States)	268,800	19,837,440
FOOD, BEVERAGE & TOBACCO: 2.5%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	1,602,600	23,808,274
Diageo PLC ADR (United Kingdom)	132,800	14,970,544
Unilever PLC (United Kingdom)	616,700	22,426,468

		61,205,286

		81,042,726
ENERGY: 4.6%
Baker Hughes, Inc. (United States)	592,687	26,807,233
Occidental Petroleum Corp. (United States)	279,525	24,055,922
Royal Dutch Shell PLC ADR (United Kingdom)	319,020	22,143,178
Schlumberger, Ltd. (Curacao/United States)	532,000	38,479,560

		111,485,893
FINANCIALS: 23.3%
BANKS: 8.8%
Banco Santander SA (Spain)	2,896,067	21,566,615
Barclays PLC (United Kingdom)	11,003,400	38,175,155
BB&T Corp. (United States)	534,200	17,714,072
HSBC Holdings PLC (United Kingdom)	2,568,162	23,775,131
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,525,000	7,152,101
Standard Chartered PLC (United Kingdom)	945,022	21,364,292
SunTrust Banks, Inc. (United States)	413,795	11,697,985
UniCredit SPA (a) (Italy)	2,984,199	12,394,216

	SHARES	VALUE
Wells Fargo & Co. (United States)	1,747,773	$60,350,602

		214,190,169
DIVERSIFIED FINANCIALS: 10.0%
Bank of America Corp. (United States)	3,760,300	33,203,449
Bank of New York Mellon Corp. (United States)	1,748,700	39,555,594
Capital One Financial Corp. (United States)	751,900	42,865,819
Charles Schwab Corp. (United States)	2,566,200	32,821,698
Credit Suisse Group AG (Switzerland)	2,012,916	42,655,413
Goldman Sachs Group, Inc. (United States)	339,200	38,560,256
Haci Omer Sabanci Holding AS (Turkey)	3,344,188	14,662,513

		244,324,742
INSURANCE: 3.8%
AEGON NV (Netherlands)	7,268,833	37,783,584
Dai-ichi Life Insurance Co., Ltd. (Japan)	10,300	11,693,747
Swiss Life Holding AG (Switzerland)	70,600	8,399,936
Swiss Re AG (Switzerland)	545,300	35,048,788

		92,926,055
REAL ESTATE: 0.7%
BR Malls Participacoes SA (Brazil)	703,600	9,770,053
Hang Lung Group, Ltd. (Hong Kong)	1,327,500	8,423,082

		18,193,135

		569,634,101
HEALTH CARE: 15.3%
HEALTH CARE EQUIPMENT & SERVICES: 0.7%
Boston Scientific Corp. (a) (United States)	1,520,200	8,725,948
Medtronic, Inc. (United States)	221,200	9,538,144

		18,264,092
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.6%
Amgen, Inc. (United States)	146,500	12,352,880
Bayer AG (Germany)	494,520	42,469,315
GlaxoSmithKline PLC ADR (United Kingdom)	782,100	36,164,304
GlaxoSmithKline PLC (United Kingdom)	429,800	9,907,432
Merck & Co., Inc. (United States)	1,180,700	53,249,570
Novartis AG ADR (Switzerland)	609,700	37,350,222
Novartis AG (Switzerland)	203,900	12,476,815
Pfizer, Inc. (United States)	692,000	17,196,200
Roche Holding AG (Switzerland)	345,800	64,600,808
Sanofi (France)	824,862	70,330,250

		356,097,796

		374,361,888
INDUSTRIALS: 8.1%
CAPITAL GOODS: 6.9%
General Electric Co. (United States)	2,200,300	49,968,813
Koninklijke Philips Electronics NV (Netherlands)	1,356,213	31,640,555
Mitsubishi Electric Corp. (Japan)	2,208,700	16,302,040
Nidec Corp. (Japan)	396,200	28,989,006
Schneider Electric SA (France)	472,478	27,962,649
Tyco International, Ltd. (Switzerland)	149,900	8,433,374
Wienerberger AG (Austria)	826,580	6,405,044

		169,701,481
TRANSPORTATION: 1.2%
FedEx Corp. (United States)	351,700	29,760,854

		199,462,335
INFORMATION TECHNOLOGY: 16.2%
SOFTWARE & SERVICES: 8.9%
Adobe Systems, Inc. (a) (United States)	668,200	21,689,772
Amdocs, Ltd. (Guernsey/United States)	353,219	11,652,695

1 / Dodge & Cox Global Stock Fund

Portfolio of Investments (unaudited)	September 30, 2012

COMMON STOCKS (continued)

	SHARES	VALUE
AOL, Inc. (a) (United States)	640,669	$22,570,769
eBay, Inc. (a) (United States)	431,700	20,898,597
Google, Inc., Class A(a) (United States)	37,400	28,218,300
Microsoft Corp. (United States)	1,989,400	59,244,332
Nintendo Co., Ltd. (Japan)	184,900	23,432,355
Symantec Corp. (a) (United States)	1,057,200	19,029,600
Synopsys, Inc. (a) (United States)	346,800	11,451,336

		218,187,756
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.3%
Corning, Inc. (United States)	1,000,700	13,159,205
Hewlett-Packard Co. (United States)	4,113,800	70,181,428
NetApp, Inc. (a) (United States)	766,600	25,205,808
Nokia Oyj (Finland)	6,458,425	16,681,788
TE Connectivity, Ltd. (Switzerland)	574,115	19,525,651
Telefonaktiebolaget LM Ericsson (Sweden)	1,594,288	14,525,962
Xerox Corp. (United States)	2,569,500	18,860,130

		178,139,972

		396,327,728
MATERIALS: 6.0%
Akzo Nobel NV (Netherlands)	309,570	17,499,787
Celanese Corp., Series A (United States)	712,600	27,014,666
Cemex SAB de CV ADR(a) (Mexico)	1,452,639	12,100,483
Domtar Corp. (United States)	262,716	20,568,036
Dow Chemical Co. (United States)	317,600	9,197,696
Duratex SA (Brazil)	1,816,600	11,909,046
Lafarge SA (France)	883,995	47,608,818

		145,898,532
TELECOMMUNICATION SERVICES: 8.2%
America Movil SAB de CV, Series L (Mexico)	19,672,000	25,064,253
Millicom International Cellular SA SDR (Luxembourg)	204,700	18,993,522
MTN Group, Ltd. (South Africa)	1,612,100	31,031,424
PT Telekomunikasi Indonesia TBK ADR (Indonesia)	483,818	18,835,035
Sprint Nextel Corp. (a) (United States)	8,081,200	44,608,224
Telecom Italia SPA-RSP (Italy)	26,899,404	23,557,459
Telefonica SA (Spain)	288,060	3,840,529
Telekom Austria AG (Austria)	647,533	4,576,617
Vodafone Group PLC (United Kingdom)	10,720,000	30,423,465

		200,930,528

TOTAL COMMON STOCKS (Cost $2,238,182,527)		$2,369,917,388

PREFERRED STOCKS: 1.6%
ENERGY: 1.5%
Petroleo Brasileiro SA ADR (Brazil)	1,437,300	31,721,211
Ultrapar Participacoes SA ADR (Brazil)	150,666	3,361,359

		35,082,570
FINANCIALS: 0.1%
DIVERSIFIED FINANCIALS: 0.1%
Credit Suisse Group V, Ltd.(b) (Guernsey/Switzerland)	2,469	3,236,871

TOTAL PREFERRED STOCKS (Cost $37,735,964)		$38,319,441

SHORT-TERM INVESTMENTS: 1.3%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$2,481,390	$2,481,390
REPURCHASE AGREEMENT: 1.2%
Fixed Income Clearing Corporation(c) 0.12%, 10/1/12, maturity value $30,035,300	30,035,000	30,035,000

TOTAL SHORT-TERM INVESTMENTS (Cost $32,516,390)		$32,516,390

TOTAL INVESTMENTS (Cost $2,308,434,881)	99.8%	$2,440,753,219
OTHER ASSETS LESS LIABILITIES	0.2%	5,056,855

NET ASSETS	100.0%	$2,445,810,074

(a)	Non-income producing
(b)

Subordinated Mandatory and Contingent Convertible Securities (MACCS) received through a rights offering on July 31, 2012. The MACCS will be mandatorily converted into Credit Suisse Group AG shares on March 29, 2013. Each MACCS has a principal amount of CHF 1,000 and bears interest equivalent to a rate of 4% per annum, payable upon conversion of the MACCS. This security (0.1% of net assets) is deemed to be illiquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Board of Trustees.

(c)	Repurchase agreement is collateralized by U.S. Treasury Note 2.625%, 12/31/2014. Total collateral value is $30,639,300.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

Forward Foreign Currency Contracts

As of September 30, 2012, open forward foreign currency contracts are summarized as follows:

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Depreciation
Contracts to sell Japanese Yen:
Deutsche Bank	10/24/2012	6,141,406	480,000,000	$(10,396)
UBS	10/24/2012	6,238,700	490,000,000	(41,265)
Barclays	12/5/2012	5,732,813	450,000,000	(36,517)

				$(88,178)

Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost, which approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2012:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities(b)
Common Stocks	$2,369,917,388	$—		$—
Preferred Stocks	35,082,570	3,236,871		—
Short-term Investments
Money Market Fund	2,481,390	—		—
Repurchase Agreement	—	30,035,000		—

Total Securities	$2,407,481,348	$33,271,871		$—

Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(88,178	)(c)	$—

(a)

Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no transfers to or from Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents net unrealized depreciation on forward foreign currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2012, the cost of investments for federal income tax purposes was $2,311,886,343. Net unrealized appreciation aggregated $128,866,876, of which $388,559,215 represented appreciated securities and $259,692,339 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND Portfolio of Investments (unaudited)	September 30, 2012

COMMON STOCKS: 97.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.1%
AUTOMOBILES & COMPONENTS: 3.1%
Bayerische Motoren Werke AG (Germany)	6,201,400	$453,521,903
Honda Motor Co., Ltd. (Japan)	300,000	9,214,505
Honda Motor Co., Ltd. ADR (Japan)	6,758,400	208,834,560
Mahindra & Mahindra, Ltd. (India)	3,772,581	61,786,787
NGK Spark Plug Co., Ltd.(b) (Japan)	16,720,000	175,898,514
Yamaha Motor Co., Ltd.(b) (Japan)	30,430,000	265,931,061

		1,175,187,330
CONSUMER DURABLES & APPAREL: 1.7%
Corporacion Geo SAB de CV, Series B(a),(b) (Mexico)	50,305,400	61,749,593
LG Electronics, Inc. (South Korea)	3,417,487	212,166,006
Li Ning Co., Ltd.(a) (Cayman Islands/China)	51,843,900	27,613,351
Panasonic Corp. (Japan)	34,193,072	226,084,382
Sony Corp. (Japan)	9,934,000	116,982,906

		644,596,238
CONSUMER SERVICES: 0.4%
Accor SA (France)	4,958,051	165,368,184

MEDIA: 7.9%
Grupo Televisa SAB ADR (Mexico)	19,980,592	469,743,718
Liberty Global, Inc., Series A(a) (United States)	2,481,805	150,769,653
Liberty Global, Inc., Series C(a) (United States)	3,274,971	184,773,864
Naspers, Ltd.(b) (South Africa)	25,510,895	1,578,438,736
News Corp., Class A (United States)	15,012,792	368,263,788
Television Broadcasts, Ltd.(b) (Hong Kong)	34,015,100	251,580,269

		3,003,570,028

		4,988,721,780
CONSUMER STAPLES: 2.6%
FOOD, BEVERAGE & TOBACCO: 2.5%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	24,488,440	363,801,000
Diageo PLC ADR (United Kingdom)	1,800,100	202,925,273
Unilever PLC (United Kingdom)	11,000,000	400,018,086

		966,744,359
HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Aderans Co., Ltd.(a),(b) (Japan)	1,625,600	22,246,807

		988,991,166
ENERGY: 4.9%
Royal Dutch Shell PLC ADR (United Kingdom)	11,420,039	792,664,907
Schlumberger, Ltd. (Curacao/United States)	11,052,217	799,406,856
Total SA (France)	5,868,600	291,099,694

		1,883,171,457
FINANCIALS: 23.8%
BANKS: 14.2%
Banco Santander SA (Spain)	49,039,643	365,191,512
Barclays PLC (United Kingdom)	255,145,898	885,202,240
Erste Group Bank AG(a) (Austria)	3,700,000	82,565,088
Grupo Financiero Banorte SAB de CV (Mexico)	26,928,000	152,194,690
HSBC Holdings PLC (United Kingdom)	111,154,921	1,029,032,739
ICICI Bank, Ltd. (India)	3,718,675	74,874,071
Kasikornbank PCL Foreign (Thailand)	86,212,627	511,169,734
Lloyds Banking Group PLC(a) (United Kingdom)	412,000,000	258,334,948

	SHARES	VALUE
Mitsubishi UFJ Financial Group, Inc. (Japan)	58,099,900	$272,482,873
Standard Bank Group, Ltd. (South Africa)	25,862,295	328,227,108
Standard Chartered PLC (United Kingdom)	24,752,887	559,593,229
UniCredit SPA(a) (Italy)	123,651,788	513,560,589
Yapi ve Kredi Bankasi AS(a) (Turkey)	155,779,068	370,974,773

		5,403,403,594
DIVERSIFIED FINANCIALS: 3.9%
Credit Suisse Group AG (Switzerland)	42,183,520	893,904,895
Deutsche Boerse AG (Germany)	3,750,000	207,527,500
Haci Omer Sabanci Holding AS (Turkey)	83,789,354	367,372,435

		1,468,804,830
INSURANCE: 4.1%
AEGON NV (Netherlands)	87,459,612	454,617,352
Dai-ichi Life Insurance Co., Ltd. (Japan)	152,693	173,354,687
Swiss Life Holding AG (Switzerland)	1,520,000	180,848,485
Swiss Re AG (Switzerland)	11,891,868	764,341,755

		1,573,162,279
REAL ESTATE: 1.6%
BR Malls Participacoes SA (Brazil)	16,389,100	227,575,861
Hang Lung Group, Ltd. (Hong Kong)	51,625,500	327,567,478
Hang Lung Properties, Ltd. (Hong Kong)	19,964,000	68,228,345

		623,371,684

		9,068,742,387
HEALTH CARE: 15.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.9%
Bayer AG (Germany)	13,005,350	1,116,897,813
GlaxoSmithKline PLC (United Kingdom)	10,770,000	248,262,072
GlaxoSmithKline PLC ADR (United Kingdom)	19,853,749	918,037,354
Novartis AG (Switzerland)	1,100,000	67,309,942
Novartis AG ADR (Switzerland)	16,305,000	998,844,300
Roche Holding AG (Switzerland)	7,170,400	1,339,542,031
Sanofi (France)	16,014,120	1,365,412,709

		6,054,306,221
INDUSTRIALS: 8.5%
CAPITAL GOODS: 8.2%
Koninklijke Philips Electronics NV (Netherlands)	45,710,796	1,066,436,430
Mitsubishi Electric Corp. (Japan)	100,589,800	742,436,248
Nexans SA(b) (France)	1,690,258	79,367,277
Nidec Corp. (Japan)	4,292,500	314,071,950
Schneider Electric SA (France)	9,534,546	564,282,706
Tyco International, Ltd. (Switzerland)	5,158,920	290,240,839
Wienerberger AG(b) (Austria)	11,254,341	87,208,199

		3,144,043,649
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	7,314,562	82,288,823
TNT Express NV (Netherlands)	1,406,099	14,682,927

		96,971,750

		3,241,015,399
INFORMATION TECHNOLOGY: 10.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.1%
Infineon Technologies AG(b) (Germany)	64,288,456	407,947,256
SOFTWARE & SERVICES: 1.9%
Amdocs, Ltd. (Guernsey/United States)	5,800,000	191,342,000
Nintendo Co., Ltd. (Japan)	4,203,000	532,645,695

		723,987,695
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.9%
Brother Industries, Ltd.(b) (Japan)	22,885,100	212,311,794
Fujifilm Holdings Corp. (Japan)	10,544,400	176,730,846

1 / Dodge & Cox International Stock Fund

Portfolio of Investments (unaudited)	September 30, 2012

COMMON STOCKS (continued)

	SHARES	VALUE
Fujitsu, Ltd. (Japan)	100,723,000	$378,162,980
Hewlett-Packard Co. (United States)	27,880,000	475,632,800
Kyocera Corp. (Japan)	5,133,900	444,709,943
Nokia Oyj (Finland)	136,229,200	351,873,207
TE Connectivity, Ltd. (Switzerland)	12,270,462	417,318,413
Telefonaktiebolaget LM Ericsson (Sweden)	61,122,200	556,899,840

		3,013,639,823

		4,145,574,774
MATERIALS: 8.0%
Akzo Nobel NV (Netherlands)	4,252,343	240,382,133
BHP Billiton PLC (United Kingdom)	18,501,354	575,112,494
Cemex SAB de CV ADR(a) (Mexico)	35,465,789	295,430,022
Duratex SA (Brazil)	16,460,246	107,908,087
Lafarge SA(b) (France)	21,544,291	1,160,298,692
Lanxess AG(b) (Germany)	4,399,784	364,848,829
Linde AG (Germany)	820,205	141,236,565
Norsk Hydro ASA (Norway)	34,026,190	159,413,315

		3,044,630,137
TELECOMMUNICATION SERVICES: 9.8%
America Movil SAB de CV, Series L (Mexico)	382,200,000	486,964,088
Bharti Airtel, Ltd. (India)	17,543,387	88,373,835
Millicom International Cellular SA SDR (Luxembourg)	3,221,074	298,874,163
MTN Group, Ltd. (South Africa)	39,020,300	751,104,441
PT Telekomunikasi Indonesia TBK ADR (Indonesia)	11,331,156	441,121,903
Telecom Italia SPA (Italy)	201,500,000	201,971,266
Telecom Italia SPA-RSP (Italy)	200,357,912	175,465,724
Telefonica SA (Spain)	6,418,597	85,575,245
Telekom Austria AG (Austria)	12,767,576	90,238,335
Vodafone Group PLC (United Kingdom)	402,750,000	1,143,008,444

		3,762,697,444

TOTAL COMMON STOCKS (Cost $40,409,045,995)		$37,177,850,765
PREFERRED STOCKS: 1.5%
ENERGY: 1.3%
Petroleo Brasileiro SA ADR (Brazil)	19,216,000	424,097,120
Ultrapar Participacoes SA ADR (Brazil)	4,258,523	95,007,648

		519,104,768
FINANCIALS: 0.2%
DIVERSIFIED FINANCIALS: 0.2%
Credit Suisse Group V, Ltd.(c) (Guernsey/Switzerland)	52,556	68,901,168

TOTAL PREFERRED STOCKS (Cost $443,408,451)		$588,005,936
SHORT-TERM INVESTMENTS: 0.8%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$38,887,423	$38,887,423
REPURCHASE AGREEMENT: 0.7%
Fixed Income Clearing Corporation(d) 0.12%, 10/1/12, maturity value $274,750,748	274,748,000	274,748,000

TOTAL SHORT-TERM INVESTMENTS (Cost $313,635,423)		$313,635,423

TOTAL INVESTMENTS (Cost $41,166,089,869)	99.8%	$38,079,492,124
OTHER ASSETS LESS LIABILITIES	0.2%	70,856,262

NET ASSETS	100.0%	$38,150,348,386

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)

Subordinated Mandatory and Contingent Convertible Securities (MACCS) received through a rights offering on July 31, 2012. The MACCS will be mandatorily converted into Credit Suisse Group AG shares on March 29, 2013. Each MACCS has a principal amount of CHF 1,000 and bears interest equivalent to a rate of 4% per annum, payable upon conversion of the MACCS. This security (0.2% of net assets) is deemed to be illiquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Board of Trustees.

(d)	Repurchase agreement is collateralized by Fannie Mae 3.00%, 9/16/14 and Freddie Mac 0.54%, 9/22/14. Total collateral value is $280,245,169.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

SDR: Swedish Depository Receipt

Forward Foreign Currency Contracts

As of September 30, 2012, open forward foreign currency contracts are summarized as follows:

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Depreciation
Contracts to sell Japanese Yen:
Deutsche Bank	10/24/2012	255,891,911	20,000,000,000	$(433,190)
UBS	10/24/2012	259,733,646	20,400,000,000	(1,717,957)
Barclays	12/5/2012	248,421,884	19,500,000,000	(1,582,403)

				$(3,733,550)

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost, which approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2012:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities(b)
Common Stocks	$37,177,850,765	$—		$—
Preferred Stocks	519,104,768	68,901,168		—
Short-term Investments
Money Market Fund	38,887,423	—		—
Repurchase Agreement	—	274,748,000		—

Total Securities	$37,735,842,956	$343,649,168		$—

Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(3,733,550	)(c)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no transfers to or from Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents net unrealized depreciation on forward foreign currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2012, the cost of investments for federal income tax purposes was $41,280,760,458. Net unrealized depreciation aggregated $3,250,909,258, of which $6,016,847,629 represented appreciated securities and $9,267,756,887 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2012. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Aderans Co., Ltd (Japan)	3,417,400	—	(1,791,800)	1,625,600	—	(b)	—	(c)
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	25,888,440	—	(1,400,000)	24,488,440	5,154,851		—	(c)
Brother Industries, Ltd. (Japan)	22,885,100	—	—	22,885,100	6,366,429		212,311,794
Corporacion Geo SAB de CV, Series B (Mexico)	50,305,400	—	—	50,305,400	—	(b)	61,749,593
Infineon Technologies AG (Germany)	62,194,266	3,000,000	(905,810)	64,288,456	9,791,494		407,947,256
Lafarge SA (France)	16,454,291	5,090,000	—	21,544,291	11,619,287		1,160,298,692
Lanxess AG (Germany)	4,839,784	—	(440,000)	4,399,784	4,455,200		364,848,829
Naspers, Ltd. (South Africa)	27,360,895	—	(1,850,000)	25,510,895	9,419,144		1,578,438,736
NGK Spark Plug Co., Ltd. (Japan)	16,720,000	—	—	16,720,000	4,263,741		175,898,514
Nexans SA (France)	1,391,332	298,926	—	1,690,258	1,654,999		79,367,277
Television Broadcasts, Ltd. (Hong Kong)	35,625,100	—	(1,610,000)	34,015,100	10,674,816		251,580,269
Wienerberger AG (Austria)	11,254,341	—	—	11,254,341	1,466,497		87,208,199
Yamaha Motor Co., Ltd. (Japan)	27,230,000	3,200,000	—	30,430,000	312,086		265,931,061

					65,178,544		$4,645,580,220

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND Portfolio of Investments (unaudited)	September 30, 2012

COMMON STOCKS: 70.9%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.3%
CONSUMER DURABLES & APPAREL: 0.5%
Panasonic Corp. ADR(b) (Japan)	3,978,128	$26,136,301
Sony Corp. ADR(b) (Japan)	3,770,225	44,111,632

		70,247,933
MEDIA: 9.3%
Comcast Corp., Class A	10,658,274	381,246,461
DISH Network Corp., Class A(a)	1,533,682	46,946,006
Liberty Global, Inc., Series A(a)	158,521	9,630,151
Liberty Global, Inc., Series C(a)	232,368	13,110,202
McGraw-Hill Companies, Inc.	825,337	45,055,147
News Corp., Class A	8,615,200	211,330,856
Time Warner Cable, Inc.	1,898,883	180,507,818
Time Warner, Inc.	6,378,466	289,135,864

		1,176,962,505
RETAILING: 1.5%
CarMax, Inc.(a)	901,000	25,498,300
Home Depot, Inc.	540,992	32,659,687
J. C. Penney Co., Inc.(a)	2,750,000	66,797,500
Liberty Interactive, Series A(a)	3,476,650	64,318,025
Liberty Ventures, Series A(a)	16,020	795,222

		190,068,734

		1,437,279,172
CONSUMER STAPLES: 1.3%
FOOD & STAPLES RETAILING: 1.0%
Wal-Mart Stores, Inc.	1,721,900	127,076,220
FOOD, BEVERAGE & TOBACCO: 0.3%
Unilever PLC ADR(b) (United Kingdom)	927,400	33,868,648

		160,944,868
ENERGY: 5.2%
Baker Hughes, Inc.	3,462,079	156,589,833
Chevron Corp.	758,579	88,419,968
Occidental Petroleum Corp.	1,999,600	172,085,576
Schlumberger, Ltd.(b) (Curacao/United States)	3,321,521	240,245,614

		657,340,991
FINANCIALS: 14.9%
BANKS: 4.5%
BB&T Corp.	2,369,584	78,575,406
HSBC Holdings PLC ADR(b) (United Kingdom)	1,170,561	54,384,264
SunTrust Banks, Inc.	2,544,490	71,932,732
Wells Fargo & Co.	10,426,906	360,041,064

		564,933,466
DIVERSIFIED FINANCIALS: 9.4%
Bank of America Corp.	18,585,600	164,110,848
Bank of New York Mellon Corp.	8,739,800	197,694,276
Capital One Financial Corp.	6,472,659	369,006,290
Charles Schwab Corp.	11,799,900	150,920,721
Credit Suisse Group AG ADR(b) (Switzerland)	2,929,968	61,968,823
Goldman Sachs Group, Inc.	1,750,000	198,940,000
JPMorgan Chase & Co.	1,100,000	44,528,000
Legg Mason, Inc.(d)	364,290	8,990,677

		1,196,159,635
INSURANCE: 1.0%
AEGON NV(b) (Netherlands)	16,684,996	86,928,829
Genworth Financial, Inc., Class A(a)	6,904,200	36,108,966

		123,037,795

		1,884,130,896
HEALTH CARE: 13.8%
HEALTH CARE EQUIPMENT & SERVICES: 1.1%
Boston Scientific Corp.(a)	12,838,300	73,691,842
Medtronic, Inc.	1,360,200	58,651,824

		132,343,666

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.7%
Amgen, Inc.	1,372,300	$115,712,336
GlaxoSmithKline PLC ADR(b) (United Kingdom)	5,350,600	247,411,744
Merck & Co., Inc.	6,761,975	304,965,073
Novartis AG ADR(b) (Switzerland)	4,080,000	249,940,800
Pfizer, Inc.	9,821,217	244,057,242
Roche Holding AG ADR(b) (Switzerland)	3,540,000	166,344,600
Sanofi ADR(b) (France)	6,575,165	283,126,605

		1,611,558,400

		1,743,902,066
INDUSTRIALS: 4.7%
CAPITAL GOODS: 3.2%
General Electric Co.	12,668,200	287,694,822
Koninklijke Philips Electronics NV(b) (Netherlands)	2,110,995	49,502,833
Tyco International, Ltd.(b) (Switzerland)	1,175,434	66,129,917

		403,327,572
COMMERCIAL & PROFESSIONAL SERVICES: 0.0%
Pitney Bowes, Inc.	362,662	5,011,989
TRANSPORTATION: 1.5%
FedEx Corp.	2,264,554	191,626,559

		599,966,120
INFORMATION TECHNOLOGY: 15.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.4%
Maxim Integrated Products, Inc.	1,987,300	52,901,926
SOFTWARE & SERVICES: 8.4%
Adobe Systems, Inc.(a)	2,765,600	89,771,376
Amdocs, Ltd.(b) (Guernsey/United States)	1,406,700	46,407,033
AOL, Inc.(a)	959,074	33,788,177
BMC Software, Inc.(a)	1,846,560	76,613,774
Cadence Design Systems, Inc.(a)	2,025,700	26,060,631
Computer Sciences Corp.	1,883,232	60,658,903
Compuware Corp.(a)	3,395,888	33,653,250
eBay, Inc.(a)	2,425,000	117,394,250
Google, Inc., Class A(a)	103,000	77,713,500
Microsoft Corp.	8,294,900	247,022,122
Symantec Corp.(a)	8,684,000	156,312,000
Synopsys, Inc.(a)	2,835,100	93,615,002

		1,059,010,018
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.2%
Corning, Inc.	4,385,000	57,662,750
Dell, Inc.	3,300,000	32,538,000
Hewlett-Packard Co.	15,471,812	263,949,113
Molex, Inc.	401,600	10,554,048
Molex, Inc., Class A	2,569,828	55,816,664
NetApp, Inc.(a)	2,908,985	95,647,427
Nokia Corp. ADR(b) (Finland)	14,040,260	36,083,468
TE Connectivity, Ltd.(b) (Switzerland)	3,230,536	109,870,529
Xerox Corp.	16,745,150	122,909,401

		785,031,400

		1,896,943,344
MATERIALS: 2.3%
Celanese Corp., Series A	2,128,460	80,689,919
Cemex SAB de CV ADR(a),(b) (Mexico)	4,417,208	36,795,343
Domtar Corp.	153,391	12,008,981
Dow Chemical Co.	3,645,617	105,577,068
Vulcan Materials Co.	1,276,189	60,363,740

		295,435,051
TELECOMMUNICATION SERVICES: 2.4%
Sprint Nextel Corp.(a)	41,874,100	231,145,032
Vodafone Group PLC ADR(b) (United Kingdom)	2,756,898	78,557,808

		309,702,840

TOTAL COMMON STOCKS (Cost $8,013,594,394)		$8,985,645,348

1 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	September 30, 2012

FIXED INCOME SECURITIES: 24.5%

	PAR VALUE	VALUE
U.S. TREASURY: 3.6%
U.S. Treasury Note
0.375%, 10/31/12	$6,600,000	$6,601,287
0.625%, 1/31/13	48,600,000	48,679,753
0.375%, 7/31/13	85,100,000	85,239,649
0.75%, 8/15/13	52,500,000	52,758,405
0.50%, 10/15/13	100,000,000	100,312,500
0.25%, 10/31/13	55,000,000	55,030,085
0.25%, 11/30/13	61,000,000	61,030,988
0.25%, 1/31/14	50,000,000	50,023,450

		459,676,117
GOVERNMENT-RELATED: 2.2%
FEDERAL AGENCY: 0.3%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds
9.75%, 11/15/14	242,829	248,101
Small Business Administration - 504 Program
Series 96-20L, 6.70%, 12/1/16	519,048	553,799
Series 97-20F, 7.20%, 6/1/17	837,619	918,013
Series 97-20I, 6.90%, 9/1/17	1,000,791	1,095,225
Series 98-20D, 6.15%, 4/1/18	1,250,257	1,357,374
Series 98-20I, 6.00%, 9/1/18	791,395	864,471
Series 99-20F, 6.80%, 6/1/19	1,031,474	1,141,692
Series 00-20D, 7.47%, 4/1/20	2,728,902	3,081,022
Series 00-20E, 8.03%, 5/1/20	1,261,442	1,432,994
Series 00-20G, 7.39%, 7/1/20	1,516,078	1,711,986
Series 00-20I, 7.21%, 9/1/20	1,153,435	1,301,702
Series 01-20E, 6.34%, 5/1/21	3,118,832	3,460,997
Series 01-20G, 6.625%, 7/1/21	3,006,634	3,379,794
Series 03-20J, 4.92%, 10/1/23	10,447,466	11,603,978
Series 07-20F, 5.71%, 6/1/27	7,163,737	8,332,687

		40,483,835
FOREIGN AGENCY: 0.3%
Export-Import Bank of Korea(b) (South Korea)
4.00%, 1/11/17	15,000,000	16,420,755
Petroleo Brasileiro SA(b) (Brazil)
5.375%, 1/27/21	11,725,000	13,211,390

		29,632,145
LOCAL AUTHORITY: 1.6%
California Taxable General Obligation
7.50%, 4/1/34	28,825,000	37,993,079
7.55%, 4/1/39	23,350,000	31,674,509
7.30%, 10/1/39	17,000,000	22,215,770
7.625%, 3/1/40	5,500,000	7,483,080
Illinois Taxable General Obligation
4.961%, 3/1/16	1,900,000	2,070,791
5.365%, 3/1/17	26,055,000	28,989,314
5.665%, 3/1/18	19,800,000	22,312,818
Los Angeles Unified School District Taxable General Obligation
6.758%, 7/1/34	19,000,000	24,985,570
New Jersey State Turnpike Authority Revenue Bonds
7.102%, 1/1/41	18,450,000	26,339,036

		204,063,967

		274,179,947
MORTGAGE-RELATED: 7.3%
FEDERAL AGENCY CMO & REMIC: 1.7%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.211%, 2/15/25	644,500	759,345
Trust 1995-2C 3A, 8.793%, 6/15/25	295,551	365,806
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	905,816	1,020,557
Trust 2002-33 A1, 7.00%, 6/25/32	2,861,150	3,363,105

	PAR VALUE	VALUE
Trust 2002-86, 6.00%, 8/25/32	$3,929,232	$4,115,183
Trust 2005-W4 1A2, 6.50%, 8/25/35	13,092,065	15,279,814
Trust 2009-66 ET, 6.00%, 5/25/39	27,596,470	29,971,836
Trust 2001-T7 A1, 7.50%, 2/25/41	2,652,333	2,998,413
Trust 2001-T4 A1, 7.50%, 7/25/41	2,427,200	2,924,320
Trust 2001-T8 A1, 7.50%, 7/25/41	2,643,239	2,895,103
Trust 2001-W3 A, 7.00%, 9/25/41	2,212,354	2,582,146
Trust 2001-T10 A2, 7.50%, 12/25/41	2,534,060	2,981,040
Trust 2002-W6 2A1, 6.628%, 6/25/42	2,629,814	3,016,996
Trust 2002-W8 A2, 7.00%, 6/25/42	3,091,175	3,561,154
Trust 2003-W2 1A1, 6.50%, 7/25/42	5,198,281	6,065,781
Trust 2003-W2 1A2, 7.00%, 7/25/42	2,096,767	2,447,788
Trust 2003-W4 4A, 7.252%, 10/25/42	3,471,246	4,128,158
Trust 2004-T1 1A2, 6.50%, 1/25/44	3,598,506	4,240,876
Trust 2004-W2 5A, 7.50%, 3/25/44	9,190,353	10,774,383
Trust 2004-W8 3A, 7.50%, 6/25/44	1,362,376	1,612,979
Trust 2009-11 MP, 7.00%, 3/25/49	31,740,641	36,145,227
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	410,445	419,391
Series 1078 GZ, 6.50%, 5/15/21	399,941	438,363
Series (GN) 16 PK, 7.00%, 8/25/23	4,990,241	5,847,105
Series T-48 1A4, 5.538%, 7/25/33	44,797,479	50,200,144
Series T-051 1A, 6.50%, 9/25/43	293,089	334,510
Series T-59 1A1, 6.50%, 10/25/43	16,620,047	19,427,821

		217,917,344
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 5.6%
Fannie Mae, 15 Year
6.00%, 7/1/16 - 3/1/22	18,332,544	19,696,278
6.50%, 1/1/13 - 11/1/18	23,248,850	24,952,320
7.00%, 11/1/18	1,797,856	1,946,974
7.50%, 9/1/15 - 8/1/17	8,902,072	9,509,526
Fannie Mae, 20 Year
6.50%, 1/1/22 - 10/1/26	7,582,738	8,612,881
Fannie Mae, 30 Year
5.50%, 7/1/33 - 8/1/37	57,349,227	63,346,281
6.00%, 9/1/36 - 3/1/40	84,369,533	94,663,858
6.50%, 12/1/28 - 8/1/39	119,064,974	135,636,554
7.00%, 4/1/37 - 8/1/37	30,657,726	35,471,298
Fannie Mae, Hybrid ARM
2.194%, 9/1/34	3,401,935	3,607,060
2.246%, 12/1/34	4,294,798	4,487,834
2.29%, 1/1/35	5,368,343	5,727,642
2.575%, 1/1/35	2,432,919	2,595,066
2.63%, 8/1/35	3,812,484	4,068,459
5.139%, 8/1/38	12,275,095	13,138,559
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	295,082	299,224
Pool 555162, 4.809%, 1/1/13	2,667,701	2,669,913
Pool 555316, 4.823%, 2/1/13	248,421	251,647
Pool 735387, 4.907%, 4/1/15	5,291,389	5,768,444
Pool 555148, 5.027%, 1/1/13	491,480	493,244
Pool 555806, 5.155%, 10/1/13	1,846,588	1,893,053
Pool 461628, 5.32%, 4/1/14	9,254,279	9,651,869
Pool 462086, 5.355%, 11/1/15	19,144,813	21,141,640
Freddie Mac, 30 Year
6.00%, 2/1/39	13,857,877	15,320,367
Freddie Mac, Hybrid ARM
2.73%, 4/1/37	5,491,092	5,707,283
2.985%, 5/1/34	5,832,515	6,276,560
5.112%, 10/1/38	8,277,608	8,961,788
5.593%, 2/1/38	16,108,789	17,342,776
5.872%, 7/1/38	2,175,959	2,368,093
5.966%, 9/1/37	5,614,780	6,113,473
Freddie Mac Gold, 15 Year
4.50%, 9/1/26	37,865,033	40,623,771
6.00%, 2/1/18	2,567,261	2,738,786
6.50%, 7/1/14 - 3/1/18	10,515,951	11,220,071
7.00%, 4/1/15	3,673	3,741
7.75%, 7/25/21	743,506	855,822
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	12,654,946	14,145,927

Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	September 30, 2012

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac Gold, 30 Year
6.00%, 2/1/38 - 11/1/39	$43,447,930	$47,863,751
6.50%, 9/1/18 - 4/1/33	19,559,535	22,281,328
7.00%, 11/1/37 - 9/1/38	26,736,061	30,746,061
7.47%, 3/17/23	160,105	185,342
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	1,883,127	2,174,117
7.97%, 4/15/20 - 1/15/21	975,563	1,129,042

		705,687,723
PRIVATE LABEL CMO & REMIC: 0.0%(e)
Union Planters Mortgage Finance Corp. Series 2000-1 A1, 7.70%, 12/25/24	1,516,307	1,647,440

		925,252,507
CORPORATE: 11.4%
FINANCIALS: 4.7%
Ally Financial, Inc.
4.50%, 2/11/14	43,330,000	44,304,925
American International Group, Inc.
4.25%, 9/15/14	4,750,000	5,016,086
8.25%, 8/15/18	16,335,000	21,005,340
Bank of America Corp.
5.30%, 3/15/17	37,540,000	41,686,068
6.625%, 5/23/36(c)	33,500,000	38,776,250
Boston Properties, Inc.
5.625%, 4/15/15	5,900,000	6,540,416
5.875%, 10/15/19	7,960,000	9,510,740
5.625%, 11/15/20	3,850,000	4,583,213
3.85%, 2/1/23	7,800,000	8,215,178
Capital One Financial Corp.
6.75%, 9/15/17	25,085,000	30,724,058
CIGNA Corp.
7.65%, 3/1/23	9,525,000	11,891,162
7.875%, 5/15/27	12,675,000	16,760,740
8.30%, 1/15/33	8,845,000	11,259,850
Citigroup, Inc.
6.125%, 11/21/17	45,475,000	53,507,886
7.875%, 10/30/40(c)	20,528,200	22,888,943
Equity Residential
4.625%, 12/15/21	12,500,000	14,404,950
General Electric Co.
5.50%, 1/8/20	32,095,000	37,968,866
4.375%, 9/16/20	8,475,000	9,346,281
4.625%, 1/7/21	3,350,000	3,741,149
Health Net, Inc.
6.375%, 6/1/17	10,250,000	10,711,250
HSBC Holdings PLC(b) (United Kingdom)
5.10%, 4/5/21	3,625,000	4,187,738
6.50%, 5/2/36	25,990,000	30,447,285
6.50%, 9/15/37	8,940,000	10,573,401
JPMorgan Chase & Co.
8.75%, 9/1/30(c)	23,042,000	31,942,664
Legg Mason, Inc.
5.50%, 5/21/19(d)	14,375,000	15,413,709
Royal Bank of Scotland Group PLC(b) (United Kingdom)
4.375%, 3/16/16	7,900,000	8,508,632
5.625%, 8/24/20	13,250,000	15,104,073
6.125%, 1/11/21	6,500,000	7,763,854
SLM Corp.
6.00%, 1/25/17	11,600,000	12,629,500
8.45%, 6/15/18	15,550,000	18,212,424
Unum Group
7.19%, 2/1/28	8,305,000	8,800,642
7.25%, 3/15/28	2,030,000	2,279,651
6.75%, 12/15/28	11,368,000	12,284,147
Wells Fargo & Co.
6.00%, 11/15/17	13,695,000	16,515,088

		597,506,159
INDUSTRIALS: 6.7%
AT&T, Inc.
6.55%, 2/15/39	5,500,000	7,455,201

	PAR VALUE	VALUE
5.35%, 9/1/40	$18,000,000	$21,664,980
Boston Scientific Corp.
6.25%, 11/15/15	1,055,000	1,196,371
6.40%, 6/15/16	21,405,000	24,778,556
Burlington Northern Santa Fe, LLC(g)
8.251%, 1/15/21	967,526	1,195,708
4.967%, 4/1/23	8,984,928	10,121,855
5.72%, 1/15/24	11,691,064	13,897,356
5.342%, 4/1/24	12,685,494	14,663,883
5.629%, 4/1/24	19,602,740	23,015,432
Canadian Pacific Railway Ltd.(b) (Canada)
5.75%, 1/15/42	4,850,000	5,727,971
Comcast Corp.
6.30%, 11/15/17	5,865,000	7,226,272
5.875%, 2/15/18	1,900,000	2,311,496
6.45%, 3/15/37	4,998,000	6,437,569
6.95%, 8/15/37	1,700,000	2,314,312
Cox Communications, Inc.
5.50%, 10/1/15	4,705,000	5,334,336
5.875%, 12/1/16(d)	24,570,000	28,833,485
CSX Corp.
9.75%, 6/15/20	5,231,000	7,344,015
Dillard’s, Inc.
7.13%, 8/1/18	3,606,000	3,903,495
7.875%, 1/1/23	8,660,000	9,266,200
7.75%, 7/15/26	50,000	51,688
7.75%, 5/15/27	540,000	553,500
7.00%, 12/1/28	15,135,000	15,059,325
Dow Chemical Co.
8.55%, 5/15/19	21,553,000	28,901,754
7.375%, 11/1/29	15,330,000	20,326,567
9.40%, 5/15/39	4,890,000	7,916,944
FedEx Corp.
8.00%, 1/15/19	6,965,000	9,295,649
6.72%, 7/15/23	12,692,545	15,146,416
Ford Motor Credit Co.(g)
5.625%, 9/15/15	23,250,000	25,413,831
5.75%, 2/1/21	25,200,000	28,225,739
HCA, Inc.
6.75%, 7/15/13	4,600,000	4,761,000
5.75%, 3/15/14	200,000	210,000
6.375%, 1/15/15	10,375,000	11,179,063
6.50%, 2/15/16	20,430,000	22,473,000
Hewlett-Packard Co.
3.30%, 12/9/16	11,275,000	11,753,161
Lafarge SA(b) (France)
6.20%, 7/9/15(d)	4,600,000	4,969,355
6.50%, 7/15/16	32,945,000	36,321,863
Liberty Media Corp.
8.50%, 7/15/29	9,462,000	9,982,410
8.25%, 2/1/30	7,291,000	7,692,005
Macy’s, Inc.
7.45%, 10/15/16	11,410,000	13,599,965
6.90%, 1/15/32	49,699,000	59,504,265
News Corp.
6.15%, 3/1/37	11,000,000	13,182,070
6.65%, 11/15/37	1,638,000	2,078,529
Norfolk Southern Corp.
9.75%, 6/15/20	7,224,000	10,358,465
Reed Elsevier PLC(b) (United Kingdom)
8.625%, 1/15/19	22,475,000	28,865,339
Sprint Nextel Corp.
6.00%, 12/1/16	15,375,000	15,836,250
6.875%, 11/15/28	9,855,000	9,066,600
Telecom Italia SPA(b) (Italy)
6.175%, 6/18/14	5,661,000	5,958,203
4.95%, 9/30/14	8,850,000	9,137,625
6.999%, 6/4/18	2,000,000	2,205,000
7.175%, 6/18/19	15,450,000	17,033,625
Time Warner Cable, Inc.
8.75%, 2/14/19	20,265,000	27,591,628
8.25%, 4/1/19	16,145,000	21,670,174

3 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	September 30, 2012

FIXED INCOME SECURITIES (continued)
	PAR VALUE	VALUE
Time Warner, Inc.
7.625%, 4/15/31	$26,950,000	$37,646,859
7.70%, 5/1/32	8,080,000	11,347,132
Union Pacific Corp.
5.866%, 7/2/30	30,213,352	36,380,641
6.176%, 1/2/31	10,697,413	13,021,858
Vulcan Materials Co.
6.50%, 12/1/16	5,250,000	5,761,875
7.50%, 6/15/21	10,825,000	12,232,250
Xerox Corp.
6.35%, 5/15/18	28,585,000	33,561,134
5.625%, 12/15/19	11,115,000	12,631,142

		855,592,392

		1,453,098,551

TOTAL FIXED INCOME SECURITIES (Cost $2,805,893,345)		$3,112,207,122

SHORT-TERM INVESTMENTS: 4.1%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	12,769,283	12,769,283
REPURCHASE AGREEMENT: 4.0%
Fixed Income Clearing Corporation(f) 0.12%, 10/1/12, maturity value $507,047,070	507,042,000	507,042,000

TOTAL SHORT-TERM INVESTMENTS (Cost $519,811,283)		$519,811,283

TOTAL INVESTMENTS (Cost $11,339,299,022)	99.5%	$12,617,663,753
OTHER ASSETS LESS LIABILITIES	0.5%	62,358,788

NET ASSETS	100.0%	$12,680,022,541

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, all such securities in total represented $49,216,549 or 0.4% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by U.S. Treasury Note 2.625%, 12/31/14. Total collateral value is $517,189,900.
(g)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note - Short Position	3,792	Dec 2012	$(506,172,750)	$(2,398,922)

Dodge & Cox Balanced Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities are priced on the basis of valuations furnished by independent pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Futures contracts are valued daily at the closing settlement price on the exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost, which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2012:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks(b)	$8,985,645,348	$—		$—
Fixed Income Securities
U.S. Treasury	459,676,117	—		—
Government-Related	—	274,179,947		—
Mortgage-Related	—	925,252,507		—
Corporate	—	1,453,098,551		—
Short-term Investments
Money Market Fund	12,769,283	—		—
Repurchase Agreement	—	507,042,000		—

Total Securities	$9,458,090,748	$3,159,573,005		$—

Other Financial Instruments
Treasury Futures Contracts	$—	$(2,398,922	)(c)	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2012, the cost of investments for federal income tax purposes was $11,352,594,042. Net unrealized appreciation aggregated $1,265,069,711, of which $2,195,864,914 represented appreciated securities and $930,795,204 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Balanced Fund

INCOME FUND Portfolio of Investments (unaudited)	September 30, 2012

FIXED INCOME SECURITIES: 95.5%

	PAR VALUE	VALUE
U.S. TREASURY: 13.7%
U.S. Treasury Note
0.625%, 1/31/13	$52,890,000	$52,976,793
0.625%, 2/28/13	195,780,000	196,169,994
0.625%, 4/30/13	295,780,000	296,577,127
0.375%, 7/31/13	200,000,000	200,328,200
0.75%, 8/15/13	298,040,000	299,506,953
0.50%, 10/15/13	300,000,000	300,937,500
0.25%, 10/31/13	300,000,000	300,164,100
0.25%, 1/31/14	300,000,000	300,140,700
0.25%, 2/28/14	300,000,000	300,140,700
0.25%, 4/30/14	297,060,000	297,141,097
1.00%, 5/15/14	400,000,000	404,968,800
0.25%, 6/30/14	400,000,000	400,078,000
0.125%, 7/31/14	200,000,000	199,586,000

		3,548,715,964
GOVERNMENT-RELATED: 8.5%
FEDERAL AGENCY: 1.0%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds
9.75%, 11/15/14	10,076	10,295
Small Business Administration - 504 Program
Series 92-20J, 7.00%, 10/1/12	40,816	40,840
Series 92-20K, 7.55%, 11/1/12	62,892	63,318
Series 92-20L, 7.45%, 12/1/12	12,889	13,046
Series 93-20B, 7.00%, 2/1/13	25,214	25,814
Series 93-20C, 6.50%, 3/1/13	129,893	132,763
Series 93-20D, 6.75%, 4/1/13	61,333	62,156
Series 93-20E, 6.55%, 5/1/13	365,444	371,857
Series 93-20F, 6.65%, 6/1/13	92,535	94,562
Series 93-20L, 6.30%, 12/1/13	215,000	220,307
Series 94-20A, 6.50%, 1/1/14	220,087	226,119
Series 94-20D, 7.70%, 4/1/14	93,569	96,613
Series 94-20E, 7.75%, 5/1/14	346,027	356,469
Series 94-20F, 7.60%, 6/1/14	186,987	193,896
Series 94-20G, 8.00%, 7/1/14	165,629	173,154
Series 94-20H, 7.95%, 8/1/14	83,331	86,878
Series 94-20I, 7.85%, 9/1/14	67,263	70,387
Series 94-20K, 8.65%, 11/1/14	118,609	124,134
Series 94-20L, 8.40%, 12/1/14	68,100	71,326
Series 95-20A, 8.50%, 1/1/15	41,918	44,005
Series 95-20C, 8.10%, 3/1/15	87,422	91,454
Series 97-20E, 7.30%, 5/1/17	224,563	242,218
Series 97-20H, 6.80%, 8/1/17	24,814	27,025
Series 97-20J, 6.55%, 10/1/17	466,305	506,695
Series 97-20L, 6.55%, 12/1/17	24,644	26,875
Series 98-20B, 6.15%, 2/1/18	18,922	20,605
Series 98-20C, 6.35%, 3/1/18	1,645,340	1,800,366
Series 98-20H, 6.15%, 8/1/18	729,506	797,967
Series 98-20L, 5.80%, 12/1/18	537,518	585,296
Series 99-20C, 6.30%, 3/1/19	430,936	479,420
Series 99-20E, 6.30%, 5/1/19	12,571	13,805
Series 99-20G, 7.00%, 7/1/19	1,079,051	1,199,884
Series 99-20I, 7.30%, 9/1/19	314,575	352,493
Series 00-20C, 7.625%, 3/1/20	13,678	15,338
Series 00-20G, 7.39%, 7/1/20	16,083	18,162
Series 01-20G, 6.625%, 7/1/21	3,625,508	4,075,478
Series 01-20L, 5.78%, 12/1/21	9,788,591	10,834,179
Series 02-20A, 6.14%, 1/1/22	60,174	67,145
Series 02-20L, 5.10%, 12/1/22	2,948,594	3,271,638
Series 03-20G, 4.35%, 7/1/23	156,822	172,062
Series 04-20L, 4.87%, 12/1/24	3,904,932	4,386,774
Series 05-20B, 4.625%, 2/1/25	5,399,434	6,015,232
Series 05-20D, 5.11%, 4/1/25	292,798	328,928
Series 05-20E, 4.84%, 5/1/25	10,106,821	11,298,486
Series 05-20G, 4.75%, 7/1/25	9,361,501	10,433,712
Series 05-20H, 5.11%, 8/1/25	116,494	130,852
Series 05-20I, 4.76%, 9/1/25	10,202,560	11,403,607
Series 06-20A, 5.21%, 1/1/26	11,380,000	12,806,523

	PAR VALUE	VALUE
Series 06-20B, 5.35%, 2/1/26	$3,309,446	$3,782,056
Series 06-20C, 5.57%, 3/1/26	15,830,664	18,238,322
Series 06-20G, 6.07%, 7/1/26	28,083,752	32,500,287
Series 06-20H, 5.70%, 8/1/26	221,190	255,227
Series 06-20I, 5.54%, 9/1/26	480,194	552,382
Series 06-20J, 5.37%, 10/1/26	9,964,676	11,402,725
Series 06-20L, 5.12%, 12/1/26	7,788,930	8,752,621
Series 07-20A, 5.32%, 1/1/27	15,092,843	17,323,810
Series 07-20C, 5.23%, 3/1/27	24,128,573	27,364,504
Series 07-20D, 5.32%, 4/1/27	25,831,454	29,721,211
Series 07-20G, 5.82%, 7/1/27	16,171,034	18,846,478

		252,619,781
FOREIGN AGENCY: 1.1%
Export-Import Bank of Korea(c) (South Korea)	147,770,000	161,766,331
4.00%, 1/11/17
Petroleo Brasileiro SA(c) (Brazil)
5.75%, 1/20/20	29,370,000	33,475,867
5.375%, 1/27/21	83,990,000	94,637,497

		289,879,695
LOCAL AUTHORITY: 6.4%
California Taxable General Obligation
5.25%, 4/1/14	15,470,000	16,454,820
6.20%, 3/1/19	6,305,000	7,479,432
6.20%, 10/1/19	19,860,000	23,438,375
7.50%, 4/1/34	143,805,000	189,543,618
7.55%, 4/1/39	256,573,000	348,043,840
7.30%, 10/1/39	112,165,000	146,578,344
7.625%, 3/1/40	54,230,000	73,783,169
7.60%, 11/1/40	25,235,000	34,617,878
Illinois Taxable General Obligation
4.961%, 3/1/16	54,555,000	59,458,949
5.365%, 3/1/17	186,180,000	207,147,592
5.665%, 3/1/18	154,320,000	173,904,751
Los Angeles Unified School District Taxable General Obligation
5.75%, 7/1/34	1,830,000	2,156,454
6.758%, 7/1/34	131,835,000	173,366,980
New Jersey State Turnpike Authority Revenue Bonds
7.102%, 1/1/41	151,365,000	216,087,160
New Valley Generation V
4.929%, 1/15/21	300,763	347,113

		1,672,408,475

		2,214,907,951
MORTGAGE-RELATED: 26.8%
FEDERAL AGENCY CMO & REMIC: 1.9%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	215,577	260,775
Trust 1997-2Z, 7.50%, 6/15/27	16,590,389	19,861,317
Trust 1998-2 2A PT, 8.802%, 8/15/27	60,647	74,164
Trust 1998-1 1A, 8.228%, 3/15/28	522,334	615,976
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	970,485	1,112,778
Trust 1998-58 PC, 6.50%, 10/25/28	5,339,049	6,128,849
Trust 2001 T-5 A2, 6.991%, 2/19/30	71,563	82,763
Trust 2001-T5 A3, 7.50%, 6/19/30	346,174	390,024
Trust 2001-69 PQ, 6.00%, 12/25/31	6,683,090	7,578,711
Trust 2002-33 A1, 7.00%, 6/25/32	3,426,255	4,027,351
Trust 2002-69 Z, 5.50%, 10/25/32	1,123,620	1,264,820
Trust 2008-24 GD, 6.50%, 3/25/37	10,270,497	11,302,437
Trust 2009-53 QM, 5.50%, 5/25/39	17,524,600	19,031,541
Trust 2009-40 TB, 6.00%, 6/25/39	32,361,025	35,923,822
Trust 2001-T3 A1, 7.50%, 11/25/40	190,675	215,654
Trust 2010-123 WT, 7.00%, 11/25/40	154,743,359	175,505,275
Trust 2001-T7 A1, 7.50%, 2/25/41	37,890	42,834
Trust 2001-T4 A1, 7.50%, 7/25/41	2,888,002	3,479,499
Trust 2001-T10 A1, 7.00%, 12/25/41	3,960,939	4,624,269
Trust 2002-T12 A3, 7.50%, 5/25/42	71,828	85,665
Trust 2002-90 A1, 6.50%, 6/25/42	7,466,044	8,803,541
Trust 2002-W6 2A1, 6.628%, 6/25/42	4,694,429	5,385,580
Trust 2002-W8 A2, 7.00%, 6/25/42	2,485,802	2,863,741

1 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2012

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2003-W2 1A2, 7.00%, 7/25/42	$13,268,087	$15,489,306
Trust 2003-W4 3A, 6.819%, 10/25/42	4,901,103	5,789,834
Trust 2003-07 A1, 6.50%, 12/25/42	6,506,374	7,602,301
Trust 2003-W1 1A1, 6.215%, 12/25/42	9,612,906	11,080,124
Trust 2003-W1 2A, 6.994%, 12/25/42	4,623,296	5,454,666
Trust 2004-T1 1A2, 6.50%, 1/25/44	4,574,762	5,391,403
Trust 2004-W2 2A2, 7.00%, 2/25/44	207,931	240,378
Trust 2004-W2 5A, 7.50%, 3/25/44	14,641,827	17,165,463
Trust 2004-W8 3A, 7.50%, 6/25/44	9,681,041	11,461,828
Trust 2005-W1 1A3, 7.00%, 10/25/44	10,527,026	12,434,109
Trust 2001-79 BA, 7.00%, 3/25/45	1,077,479	1,270,881
Trust 2006-W1 1A1, 6.50%, 12/25/45	1,088,049	1,261,025
Trust 2006-W1 1A2, 7.00%, 12/25/45	7,638,475	9,044,337
Trust 2006-W1 1A3, 7.50%, 12/25/45	129,343	159,272
Trust 2006-W1 1A4, 8.00%, 12/25/45	8,864,040	10,622,514
Trust 2007-W10 1A, 6.227%, 8/25/47	39,165,255	44,526,038
Trust 2007-W10 2A, 6.223%, 8/25/47	11,397,365	12,920,098
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	655,158	731,823
Series 3312 AB, 6.50%, 6/15/32	10,966,874	12,460,650
Series T-41 2A, 6.606%, 7/25/32	48,105	55,309
Series T-48 1A, 6.221%, 7/25/33	4,560,799	5,286,477
Series T-051 1A, 6.50%, 9/25/43	99,650	113,734

		499,222,956
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 24.9%
Fannie Mae, 10 Year
6.00%, 11/1/16	3,480,928	3,675,012
Fannie Mae, 15 Year
5.00%, 9/1/25	278,487,062	302,879,546
5.50%, 1/1/18 - 1/1/25	636,110,705	694,438,407
6.00%, 7/1/16 - 3/1/23	283,610,742	308,444,070
6.50%, 11/1/12 - 12/1/19	41,064,404	44,154,403
7.00%, 9/1/14 - 11/1/17	46,094	48,822
7.50%, 11/1/14 - 8/1/17	3,083,385	3,296,807
8.00%, 2/1/13	13	13
Fannie Mae, 20 Year
6.00%, 2/1/28	16,468,657	18,217,349
6.50%, 4/1/19 - 10/1/24	19,051,745	21,420,030
Fannie Mae, 30 Year
5.50%, 2/1/33 - 9/1/39	583,747,005	646,860,978
6.00%, 11/1/28 - 6/1/40	637,158,264	713,148,455
6.50%, 12/1/32 - 8/1/39	518,442,191	587,956,598
7.00%, 4/1/32 - 12/1/37	369,156,709	426,130,603
Fannie Mae, Hybrid ARM
2.167%, 8/1/34	4,389,998	4,622,737
2.22%, 9/1/34	6,755,461	7,056,540
2.245%, 1/1/35	5,426,857	5,661,899
2.261%, 10/1/34	5,670,029	5,978,575
2.268%, 8/1/34	1,602,002	1,709,175
2.281%, 12/1/36	7,556,983	8,064,852
2.30%, 10/1/33	5,695,030	6,022,783
2.32%, 11/1/35	4,934,452	5,185,846
2.487%, 7/1/35	4,089,360	4,325,381
2.488%, 4/1/35	7,145,515	7,627,266
2.494%, 7/1/35	4,110,053	4,347,361
2.515%, 12/1/35	5,251,529	5,626,546
2.517%, 8/1/35	6,035,964	6,465,749
2.523%, 1/1/36	9,457,728	10,090,326
2.579%, 8/1/35	15,693,458	16,808,699
2.599%, 1/1/37	7,449,192	7,987,785

	PAR VALUE	VALUE
2.602%, 7/1/35	4,610,043	4,928,495
2.679%, 1/1/36	$9,814,403	$10,482,561
2.695%, 11/1/36	6,280,897	6,702,848
2.714%, 10/1/35	8,107,066	8,682,645
2.727%, 7/1/34	5,768,834	6,155,798
2.763%, 7/1/35	3,905,179	4,195,701
2.806%, 6/1/35	3,056,858	3,276,017
2.832%, 1/1/35	2,696,971	2,896,268
2.858%, 10/1/35	4,689,434	5,016,671
2.875%, 8/1/35	13,582,668	14,599,982
2.89%, 9/1/35	7,632,492	8,189,808
3.00%, 2/1/37	15,587,863	16,804,153
4.663%, 10/1/38	8,207,033	8,818,941
4.953%, 10/1/38	20,970,674	22,424,714
4.985%, 4/1/38	4,918,976	5,306,425
5.016%, 5/1/38	11,790,853	12,721,333
5.106%, 10/1/38	10,628,261	11,501,010
5.24%, 9/1/38	2,392,002	2,574,660
5.298%, 9/1/38	2,298,198	2,476,332
5.439%, 7/1/36	1,265,255	1,342,749
5.584%, 4/1/37	4,611,352	5,007,136
5.829%, 11/1/37	9,153,232	9,962,877
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	180,328	182,859
Pool 760744, 4.75%, 3/1/15	13,305,000	14,342,008
Pool 555162, 4.809%, 1/1/13	2,719,703	2,721,958
Pool 555317, 4.826%, 4/1/13	11,050	11,059
Pool 555290, 4.827%, 2/1/13	98,715	99,066
Pool 555191, 4.856%, 2/1/13	5,671,221	5,675,914
Pool 555222, 4.870%, 10/1/12	38,035	38,055
Pool 735745, 4.99%, 1/1/17	187,560	201,659
Pool 555806, 5.155%, 10/1/13	67,933	69,643
Pool 745629, 5.16%, 1/1/18	363,327	404,453
Pool 462084, 5.275%, 11/1/15	55,649	60,576
Pool 888559, 5.424%, 6/1/17	34,545,221	39,515,141
Pool 888381, 5.506%, 4/1/17	532,709	602,585
Pool 888015, 5.539%, 11/1/16	42,187,551	47,327,272
Pool 745936, 6.085%, 8/1/16	859,239	984,963
Freddie Mac, 30 Year
5.50%, 9/1/34 - 1/1/35	24,683,151	27,084,247
6.00%, 5/1/38 - 2/1/39	139,585,812	153,938,156
6.50%, 10/1/37	195,178	222,536
Freddie Mac, Hybrid ARM
1.79%, 1/1/36	5,537,850	5,737,814
2.25%, 4/1/35	2,733,603	2,915,512
2.37%, 1/1/36	19,504,431	20,544,335
2.371%, 8/1/36	6,697,663	7,141,556
2.375%, 2/1/34 - 2/1/35	14,935,988	15,839,453
2.447%, 1/1/36	7,880,568	8,401,413
2.534%, 1/1/35	5,632,506	6,034,006
2.537%, 10/1/35	7,423,957	7,936,463
2.60%, 3/1/37	10,755,068	11,535,931
2.631%, 7/1/37	20,453,924	21,986,200
2.656%, 5/1/37	8,820,824	9,462,782
2.709%, 1/1/37	7,672,644	8,236,695
2.73%, 4/1/37	3,435,420	3,570,676
2.734%, 8/1/35	4,672,368	4,992,741
2.761%, 9/1/33	18,871,585	20,141,738
2.785%, 3/1/35	3,361,789	3,600,885
2.814%, 4/1/37	6,893,967	7,166,527
2.872%, 9/1/35	8,266,670	8,893,579
2.92%, 8/1/34	3,026,757	3,215,724
2.934%, 4/1/36	10,883,634	11,706,145
2.995%, 8/1/35	6,523,677	7,002,284
4.881%, 2/1/38	17,921,407	19,295,751
4.909%, 6/1/38	13,156,376	14,128,271
4.925%, 4/1/38	19,027,505	20,432,838
5.076%, 4/1/38	24,614,878	26,509,630
5.112%, 10/1/38	3,928,307	4,252,998
5.172%, 4/1/38	19,657,465	21,273,068
5.393%, 10/1/38	9,579,137	10,325,737
5.67%, 9/1/37	6,079,017	6,591,084
5.84%, 1/1/38	5,912,395	6,423,304
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	1,421,045	1,515,989
Freddie Mac Gold, 15 Year
5.50%, 10/1/20 - 12/1/24	37,195,758	40,721,211
6.00%, 8/1/16 - 11/1/23	88,000,974	96,464,595
6.50%, 7/1/14 - 9/1/18	12,643,635	13,577,060
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	18,725,569	20,570,538
6.00%, 7/1/25 - 12/1/27	95,863,249	105,456,455
6.50%, 7/1/21 - 10/1/26	10,618,920	11,871,045

Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	September 30, 2012

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac Gold, 30 Year
5.50%, 3/1/34 - 12/1/38	$467,474,935	$512,005,742
6.00%, 2/1/33 - 5/1/40	756,005,882	832,572,295
6.50%, 5/1/17 - 10/1/38	122,681,650	137,231,762
7.00%, 4/1/31 - 11/1/38	18,429,590	21,493,796
7.90%, 2/17/21	1,026,055	1,103,457
Ginnie Mae, 30 Year
7.00%, 5/15/28	833,750	977,531
7.50%, 9/15/17 - 5/15/25	2,974,943	3,404,010
7.80%, 6/15/20 - 1/15/21	820,385	946,359
7.85%, 1/15/21 - 10/15/21	17,323	17,927
8.00%, 9/15/20	15,223	17,526

		6,471,044,325
PRIVATE LABEL CMO & REMIC(F): 0.0%
GSMPS Mortgage Loan Trust(b) Series 2004-4 1A4, 8.50%, 6/25/34	7,242,153	7,179,366

		6,977,446,647
ASSET-BACKED: 0.2%
STUDENT LOAN: 0.2%
SLM Student Loan Trust
Series 2007-3 A2, 0.461%, 10/25/17	5,447,456	5,441,851
Series 2012-B A2, 3.48%, 10/15/30(b)	16,440,000	17,453,904
Series 2012-C A2, 3.31%, 10/15/46(b)	33,586,000	35,491,132

		58,386,887
CORPORATE: 46.3%
FINANCIALS: 19.9%
Ally Financial, Inc.
4.50%, 2/11/14	312,648,000	319,682,580
American International Group, Inc.
4.25%, 9/15/14	43,580,000	46,021,264
8.25%, 8/15/18	118,640,000	152,560,362
6.40%, 12/15/20	38,410,000	46,786,914
Bank of America Corp.
5.30%, 3/15/17	103,520,000	114,953,163
7.625%, 6/1/19	250,986,000	313,413,999
6.625%, 5/23/36(a)	196,468,000	227,411,710
Boston Properties, Inc.
5.625%, 4/15/15	34,820,000	38,599,537
5.00%, 6/1/15	17,274,000	18,888,722
3.70%, 11/15/18	28,690,000	31,181,615
5.875%, 10/15/19	48,084,000	57,451,562
5.625%, 11/15/20	55,220,000	65,736,373
4.125%, 5/15/21	17,235,000	18,646,822
3.85%, 2/1/23	9,515,000	10,021,464
Capital One Financial Corp.
6.75%, 9/15/17	124,480,000	152,462,855
4.75%, 7/15/21	96,350,000	109,384,035
CIGNA Corp.
8.50%, 5/1/19	75,161,000	99,315,340
4.00%, 2/15/22	39,895,000	42,949,685
7.65%, 3/1/23	6,047,000	7,549,172
7.875%, 5/15/27	29,295,000	38,738,137
8.30%, 1/15/33	7,590,000	9,662,212
6.15%, 11/15/36	84,889,000	101,755,850
5.375%, 2/15/42	19,550,000	21,902,393
Citigroup, Inc.
4.75%, 5/19/15	28,300,000	30,464,582
6.125%, 11/21/17	189,298,000	222,736,356
2.135%, 5/15/18	169,540,000	167,050,965
7.875%, 10/30/40(a)	178,446,725	198,968,098
Equity Residential 4.625%, 12/15/21	76,190,000	87,801,051
General Electric Co.
5.625%, 5/1/18	14,685,000	17,318,021
5.50%, 1/8/20	177,520,000	210,008,823
4.375%, 9/16/20	64,390,000	71,009,678
4.625%, 1/7/21	16,545,000	18,476,811
4.65%, 10/17/21	59,420,000	66,596,391
Health Net, Inc. 6.375%, 6/1/17	82,387,000	86,094,415

	PAR VALUE	VALUE
HSBC Holdings PLC(c) (United Kingdom)
5.10%, 4/5/21	$52,130,000	$60,222,557
9.30%, 6/1/21	100,000	127,989
6.50%, 5/2/36	132,311,000	155,002,337
6.50%, 9/15/37	107,322,000	126,930,481
JPMorgan Chase & Co.
4.95%, 3/25/20	49,015,000	55,984,345
4.35%, 8/15/21	106,257,000	117,114,128
4.50%, 1/24/22	25,315,000	28,080,664
8.75%, 9/1/30 (a)	45,483,000	63,052,173
Legg Mason, Inc.(b) 5.50%, 5/21/19	149,900,000	160,731,474
Royal Bank of Scotland Group PLC(c) (United Kingdom)
4.375%, 3/16/16	57,525,000	61,956,841
5.625%, 8/24/20	81,462,000	92,860,978
6.125%, 1/11/21	88,965,000	106,263,266
SLM Corp.
6.00%, 1/25/17	128,115,000	139,485,206
8.45%, 6/15/18	132,114,000	154,734,163
Travelers Cos., Inc.
5.50%, 12/1/15	14,017,000	15,970,942
6.25%, 6/20/16	43,805,000	52,111,523
5.75%, 12/15/17	35,330,000	43,205,658
3.90%, 11/1/20	19,660,000	22,218,710
Unum Group
6.85%, 11/15/15(b)	20,890,000	23,259,824
7.19%, 2/1/28	11,400,000	12,080,352
7.25%, 3/15/28	25,195,000	28,293,506
6.75%, 12/15/28	8,075,000	8,725,764
WellPoint, Inc.
5.00%, 12/15/14	15,425,000	16,714,715
5.25%, 1/15/16	136,458,000	153,013,358
5.875%, 6/15/17	16,166,000	19,232,512
7.00%, 2/15/19	69,438,000	86,730,953
Wells Fargo & Co.
6.00%, 11/15/17	84,970,000	102,467,107
5.625%, 12/11/17	15,000	18,009
5.75%, 2/1/18	35,760,000	43,183,204

		5,171,373,696
INDUSTRIALS: 26.4%
AT&T, Inc.
8.00%, 11/15/31	156,815,000	241,019,794
5.35%, 9/1/40	9,035,000	10,874,616
BHP Billiton, Ltd.(c) (Australia) 5.50%, 4/1/14	48,830,000	52,376,816
Boston Scientific Corp.
5.45%, 6/15/14	69,758,000	74,706,353
6.25%, 11/15/15	14,685,000	16,652,805
6.40%, 6/15/16	109,974,000	127,306,562
6.00%, 1/15/20	15,635,000	18,584,574
Burlington Northern Santa Fe, LLC(e)
4.30%, 7/1/13	7,723,000	7,942,156
4.875%, 1/15/15	13,010,000	14,173,523
4.70%, 10/1/19	76,160,000	87,976,300
7.57%, 1/2/21	16,222,972	19,138,379
8.251%, 1/15/21	5,672,239	7,009,979
3.05%, 9/1/22	7,125,000	7,374,510
5.943%, 1/15/23	99,091	110,075
5.72%, 1/15/24	20,415,323	24,268,024
5.342%, 4/1/24	7,043,995	8,142,554
5.629%, 4/1/24	29,300,737	34,401,779
5.996%, 4/1/24	54,294,343	64,791,465
Canadian Pacific Railway Ltd.(c) (Canada) 5.75%, 1/15/42	41,780,000	49,343,224
Comcast Corp.
5.85%, 11/15/15	24,900,000	28,614,607
5.90%, 3/15/16	41,110,000	47,768,957
6.50%, 1/15/17	41,310,000	50,053,509
6.30%, 11/15/17	16,275,000	20,052,444
5.875%, 2/15/18	68,855,000	83,767,409
5.70%, 5/15/18	2,645,000	3,217,010

3 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2012

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
6.45%, 3/15/37	$3,055,000	$3,934,929
6.95%, 8/15/37	38,159,000	51,948,136
6.40%, 5/15/38	12,440,000	15,930,938
Consolidated Rail Corp.
6.76%, 5/25/15	85,774	90,605
Covidien PLC(c) (Ireland)
6.00%, 10/15/17	32,105,000	39,465,296
Cox Communications, Inc.
5.45%, 12/15/14	47,054,000	51,750,177
5.50%, 10/1/15	50,000	56,688
5.875%, 12/1/16(b)	76,860,000	90,197,055
9.375%, 1/15/19(b)	141,569,000	192,628,691
CSX Corp.
8.375%, 10/15/14	41,974	47,315
9.75%, 6/15/20	10,162,000	14,266,848
6.251%, 1/15/23	18,255,763	22,653,596
Dillard’s, Inc.
7.85%, 10/1/12	2,275,000	2,275,000
7.13%, 8/1/18	23,610,000	25,557,825
7.875%, 1/1/23	275,000	294,250
7.75%, 7/15/26	21,211,000	21,926,871
7.75%, 5/15/27	12,743,000	13,061,575
7.00%, 12/1/28	28,340,000	28,198,300
Dow Chemical Co.
8.55%, 5/15/19	127,327,000	170,740,669
7.375%, 11/1/29	48,499,000	64,306,471
9.40%, 5/15/39	123,653,000	200,195,073
FedEx Corp.
7.375%, 1/15/14	22,265,000	24,148,040
8.00%, 1/15/19	18,220,000	24,316,831
6.72%, 7/15/23	18,889,720	22,541,700
7.65%, 7/15/24	2,329,702	2,910,394
Ford Motor Credit Co.(e)
5.625%, 9/15/15	179,685,000	196,407,924
5.75%, 2/1/21	201,611,000	225,818,231
4.25%, 9/20/22	29,150,000	29,871,725
HCA, Inc.
6.30%, 10/1/12	50,047,000	50,047,000
6.25%, 2/15/13	66,053,000	66,961,229
6.75%, 7/15/13	80,696,000	83,520,360
5.75%, 3/15/14	63,506,000	66,681,300
6.375%, 1/15/15	40,055,000	43,159,262
6.50%, 2/15/16	118,886,000	130,774,600
Hewlett-Packard Co.
6.125%, 3/1/14	114,415,000	121,974,285
3.30%, 12/9/16	90,785,000	94,635,101
Lafarge SA(c) (France)
6.20%, 7/9/15(b)	149,290,000	161,277,187
6.50%, 7/15/16	117,586,000	129,638,565
Liberty Media Corp.
8.50%, 7/15/29	11,867,000	12,519,685
8.25%, 2/1/30	28,924,000	30,514,820
Macy’s, Inc.
7.875%, 7/15/15	42,450,000	49,894,673
5.90%, 12/1/16	16,951,000	19,790,072
6.65%, 7/15/24	39,406,000	48,997,295
7.00%, 2/15/28	26,205,000	31,592,113
6.70%, 9/15/28	22,695,000	26,663,584
6.90%, 4/1/29	50,712,000	59,832,959
6.90%, 1/15/32	52,885,000	63,318,840
6.70%, 7/15/34	84,762,000	100,395,419
6.375%, 3/15/37	21,455,000	25,879,665
News Corp.
6.20%, 12/15/34	7,485,000	9,014,485
6.40%, 12/15/35	29,095,000	36,053,389
6.15%, 3/1/37	29,380,000	35,208,111
6.65%, 11/15/37	12,500,000	15,861,788
6.15%, 2/15/41	30,075,000	37,439,826
Nordstrom, Inc.
6.75%, 6/1/14	43,370,000	47,741,002
6.25%, 1/15/18	16,485,000	20,015,592
6.95%, 3/15/28	12,700,000	16,698,163

	PAR VALUE	VALUE
Norfolk Southern Corp.
7.70%, 5/15/17	$28,855,000	$36,448,540
9.75%, 6/15/20	13,893,000	19,921,117
Pfizer, Inc.
5.50%, 2/1/14	38,610,000	41,241,542
5.50%, 2/15/16	54,360,000	62,917,079
5.45%, 4/1/17	62,173,000	74,115,501
6.20%, 3/15/19	35,253,000	44,912,393
Reed Elsevier PLC(c) (United Kingdom)
7.75%, 1/15/14	6,170,000	6,687,947
8.625%, 1/15/19	127,335,000	163,540,288
Roche Holding AG(c) (Switzerland)
6.00%, 3/1/19(b)	17,665,000	22,178,249
Sprint Nextel Corp.
6.00%, 12/1/16	118,995,000	122,564,850
6.90%, 5/1/19	30,515,000	31,659,313
6.875%, 11/15/28	23,825,000	21,919,000
Telecom Italia SPA(c) (Italy)
5.25%, 11/15/13	42,704,000	44,038,500
6.175%, 6/18/14	57,798,000	60,832,395
4.95%, 9/30/14	62,779,000	64,819,317
6.999%, 6/4/18	34,221,000	37,728,652
7.175%, 6/18/19	78,305,000	86,331,262
Time Warner Cable, Inc.
8.75%, 2/14/19	81,804,000	111,379,500
8.25%, 4/1/19	178,019,000	238,941,018
5.00%, 2/1/20	8,275,000	9,593,803
4.00%, 9/1/21	3,970,000	4,377,255
Time Warner, Inc.
7.625%, 4/15/31	182,878,000	255,465,021
7.70%, 5/1/32	154,708,000	217,263,870
Union Pacific Corp.
5.375%, 5/1/14	6,991,000	7,484,544
4.875%, 1/15/15	10,544,000	11,524,697
6.85%, 1/2/19	4,513,787	5,124,499
6.70%, 2/23/19	5,189,532	5,999,930
7.60%, 1/2/20	1,448,553	1,742,162
6.125%, 2/15/20	46,885,000	58,478,863
4.163%, 7/15/22	24,992,000	28,481,983
6.061%, 1/17/23	13,563,777	15,233,135
4.698%, 1/2/24	4,971,841	5,510,770
5.082%, 1/2/29	9,679,926	11,051,076
5.866%, 7/2/30	50,181,100	60,424,297
6.176%, 1/2/31	37,125,735	45,192,797
Vulcan Materials Co.
6.50%, 12/1/16	33,875,000	37,177,812
7.50%, 6/15/21	87,300,000	98,649,000
Xerox Corp.
8.25%, 5/15/14	34,145,000	37,875,888
6.40%, 3/15/16	71,581,000	81,869,552
7.20%, 4/1/16	25,301,000	29,429,718
6.75%, 2/1/17	63,074,000	74,393,891
2.95%, 3/15/17	1,125,000	1,162,411
6.35%, 5/15/18	107,007,000	125,634,993
5.625%, 12/15/19	67,177,000	76,340,279

		6,868,967,656

		12,040,341,352

TOTAL FIXED INCOME SECURITIES (Cost $22,610,761,522)		$24,839,798,801

SHORT-TERM INVESTMENTS: 3.0%
COMMERCIAL PAPER: 0.4%
Reed Elsevier PLC(c) (United Kingdom)
10/9/12(b)	50,000,000	49,995,778
10/22/12(b)	50,000,000	49,988,333

		99,984,111
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	25,992,986	25,992,986
REPURCHASE AGREEMENT: 2.5%
Fixed Income Clearing Corporation(d) 0.12%, 10/1/12, maturity value $665,557,656	665,551,000	665,551,000

Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	September 30, 2012

SHORT TERM INVESTMENTS (continued)

	PAR VALUE	VALUE
TOTAL SHORT-TERM INVESTMENTS (Cost $791,528,097)		$791,528,097

TOTAL INVESTMENTS (Cost $23,402,289,619)	98.5%	$25,631,326,898
OTHER ASSETS LESS LIABILITIES	1.5%	391,181,112

NET ASSETS	100.0%	$26,022,508,010

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, all such securities in total represented $810,380,993 or 3.1% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by U.S. Treasury Note 0.875%-3.125%, 10/31/14-2/28/17. Total collateral value is $678,863,021.
(e)	Subsidiary (see below)
(f)	Rounds to 0.0%

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note-Short Position	16,224	Dec 2012	$(2,165,650,500)	$(10,263,740)

5 / Dodge & Cox Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities are priced on the basis of valuations furnished by independent pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Futures contracts are valued daily at the closing settlement price on the exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost, which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2012:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Fixed Income Securities
U.S. Treasury	$3,548,715,964	$—		$—
Government-Related	—	2,214,907,951		—
Mortgage-Related	—	6,977,446,647		—
Asset-Backed	—	58,386,887		—
Corporate	—	12,040,341,352		—
Short-term Investments
Commercial Paper	—	99,984,111		—
Money Market Fund	25,992,986	—		—
Repurchase Agreement	—	665,551,000		—

Total Securities	$3,574,708,950	$22,056,617,948		$—

Other Financial Instruments
Treasury Futures Contracts	$—	$(10,263,740	)(b)	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2012, the cost of investments for federal income tax purposes was $23,402,290,227. Net unrealized appreciation aggregated $2,229,036,671, of which $2,233,029,329 represented appreciated securities and $3,992,658 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 6

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Kenneth E. Olivier
Kenneth E. Olivier
Chairman—Principal Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Kenneth E. Olivier
Kenneth E. Olivier
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: November 28, 2012